Note 15 - Income Tax - Temporary Differences for Deferred Income Tax Assets (Details) - CAD ($) $ in Thousands	Nov. 30, 2025	Nov. 30, 2024
Statement Line Items [Line Items]
Temporary differences for which deferred income tax assets are not recognized	$ 11,310	$ 17,556
Unused tax losses [member]
Statement Line Items [Line Items]
Temporary differences for which deferred income tax assets are not recognized	7,512	13,479
Temporary differences, mineral properties [member]
Statement Line Items [Line Items]
Temporary differences for which deferred income tax assets are not recognized	3,406	2,871
Other temporary differences [member]
Statement Line Items [Line Items]
Temporary differences for which deferred income tax assets are not recognized	$ 392	$ 1,206